Foreign exchange variations, net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Income	R$ 305,190	R$ 194,035	R$ 141,067
Expenses	(233,827)	(201,092)	(136,060)
Foreign exchange variations	71,363	(7,057)	5,007
Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Income		125,981	47,552
Expenses	(57,124)	(10,698)	(27,984)
Suppliers [Member]
IfrsStatementLineItems [Line Items]
Income	21,370	33,680	34,586
Expenses	(85,447)	(19,336)	(21,109)
Swap contract [member]
IfrsStatementLineItems [Line Items]
Income	106,453	10,698	28,006
Expenses	(49,310)	(125,981)	(47,460)
Other Exchange Variations [Member]
IfrsStatementLineItems [Line Items]
Income	177,367	23,676	30,923
Expenses	R$ (41,946)	R$ (45,077)	R$ (39,507)